CASH FLOW INFORMATION	9 Months Ended
Mar. 31, 2025
CASH FLOW INFORMATION
CASH FLOW INFORMATION

10.   CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	03/31/2025	03/31/2024
Investment activities
Exchange of intangible assets	6,528,899	—
Investment in-kind in other related parties (Note 15)	3,857,077	2,115,109
Capitalization of interest on buildings in progress	244,435	100,809
Assignment of receivables with shareholders and other related parties	6,782,969	—
Reclasification from Investment properties to property, plant and equipment	—	3,103,169
Sale of Moolec Science S.A. equity investment (Note 11)	—	(900,000)
	17,413,380	4,419,087